Income tax and deferred taxes (Details Textual) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Income tax and deferred taxes [Line Items]
Applicable tax rate		27.00%	27.00%	255.00%
Prescriptive period for review legal deadline		3
Prescriptive period extended for review legal deadline		6
Income Tax Penalty Paid	$ 3.8
Additional Income Tax Payable	$ 0.4
Mining Royalties Operation [Member]
Disclosure of Income tax and deferred taxes [Line Items]
Applicable tax rate		5.00%
Caliche Extraction Operation [Member]
Disclosure of Income tax and deferred taxes [Line Items]
Applicable tax rate		5.24%
United States
Disclosure of Income tax and deferred taxes [Line Items]
Prescriptive period for review legal deadline		3
Prescriptive period extended for review legal deadline		6
Mexico
Disclosure of Income tax and deferred taxes [Line Items]
Applicable tax rate		30.00%	30.00%
Prescriptive period for review legal deadline		5
Spain
Disclosure of Income tax and deferred taxes [Line Items]
Prescriptive period for review legal deadline		4
Belgium
Disclosure of Income tax and deferred taxes [Line Items]
Prescriptive period for review legal deadline		3
Prescriptive period extended for review legal deadline		5
South Africa
Disclosure of Income tax and deferred taxes [Line Items]
Applicable tax rate		28.00%	28.00%
Prescriptive period for review legal deadline		3
Prescriptive period extended for review legal deadline		5